Stockholders' Equity and Non-controlling Interests (Details) - USD ($)	1 Months Ended	3 Months Ended					6 Months Ended			12 Months Ended			30 Months Ended
	Jan. 31, 2013	Jun. 30, 2015	Dec. 31, 2013	Sep. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Jun. 12, 2015	Jul. 01, 2014	Dec. 20, 2013	Nov. 01, 2013	Apr. 17, 2013	Jul. 31, 2012	Oct. 01, 2010
Stock Repurchase Program, Authorized Amount	$ 300,000,000			$ 1,000,000,000			$ 500,000,000		$ 125,000,000										$ 100,000,000
Stock Repurchased During Period, Shares						1,005,559
Treasury Stock Acquired, Average Cost Per Share						$ 49.72
Increase of Authorized Stock Repurchase Amount	$ 200,000,000												$ 1,175,000,000
accelerated share repurchase, initial stock delivery				1,368,925	1,713,502		3,394,157
accelerated share repurchase, value of initial share delivery				$ 100,000,000	$ 100,000,000
Accelerated Share Repurchases, Initial Price Paid Per Share				$ 73.05	$ 58.36		$ 92.07
accelerated share repurchase, minimum share delivery							1,129,001
accelerated share repurchase program, maximum share price							$ 100.54
duration of the accelerated share repurchase program							12 months
portion of the accelerated stock buyback program subject to a maximum per share price							50.00%
accelerated share repurchase, capped share delivery										112,269
Accelerated Share Repurchases, Settlement (Payment) or Receipt																$ 307,975		$ 495,576
Accelerated Share Repurchases, Final Price Paid Per Share								$ 74.54	$ 56.58	$ 96.19
Stock Repurchase Program, Remaining Authorized Repurchase Amount										$ 375,000,000			$ 375,000,000
Payments for Repurchase of Common Stock				$ 125,000,000	$ 125,000,000	$ 50,000,000	$ 500,000,000			$ 500,000,000	$ 250,000,000	$ 50,000,000
Treasury Stock, Shares, Acquired			1,676,900						2,209,078	4,635,427
Treasury Stock, Shares			5,640,000					5,640,000		10,080,000	5,640,000		10,080,000
Non-controlling interests			$ 953,000,000					$ 953,000,000		$ 956,000,000	$ 953,000,000		$ 956,000,000
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination					$ 410,000,000
Exercise price of warrants or rights			$ 58.80			$ 58.80		$ 58.80			$ 58.80	$ 58.80
Accumulated other comprehensive income (loss)			$ (12,000,000)			$ (90,000,000)		$ (12,000,000)		(299,000,000)	$ (12,000,000)	$ (90,000,000)	(299,000,000)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax										(247,000,000)	124,000,000
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax										(40,000,000)	(46,000,000)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax										8,000,000	4,000,000	11,000,000
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax										(2,000,000)	(3,000,000)	6,000,000
Restricted net assets, non-consolidated affiliates			228,000,000					228,000,000		165,000,000	228,000,000		165,000,000
Restricted net assets, consolidated affiliates			405,000,000					405,000,000		392,000,000	405,000,000		392,000,000
Halla Visteon Climate Control [Member]
Non-controlling interests			790,000,000					790,000,000		798,000,000	790,000,000		798,000,000
YFVE [Member]
Non-controlling interests			139,000,000					139,000,000		118,000,000	139,000,000		118,000,000
Business Acquisition, Percentage of Voting Interests Acquired																	11.00%
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value																	$ 138,000,000
SVAE - Shanghai Electronics [Member]
Non-controlling interests			0					0		39,000,000	0		39,000,000
Business Acquisition, Percentage of Voting Interests Acquired															60.00%
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value															$ 41,000,000
Visteon Interiors Korea Ltd. [Member]
Non-controlling interests			22,000,000					22,000,000		0	22,000,000		0
Other Entity [Member]
Non-controlling interests			$ 2,000,000					$ 2,000,000		$ 1,000,000	$ 2,000,000		$ 1,000,000
5-Year Warrants [Member]
Class of warrant, outstanding			1,548,387					1,548,387		806,436	1,548,387		806,436							1,552,774
Exercise price of warrants or rights										$ 58.80			$ 58.80
Stock Warrants, Fair Value																				$ 3.62
10-year Warrants [Member]
Class of warrant, outstanding			909					909		909	909		909							2,355,000
Exercise price of warrants or rights										$ 9.66			$ 9.66
Stock Warrants, Fair Value																				$ 15.00
Accumulated Translation Adjustment [Member]
Accumulated other comprehensive income (loss)			$ (37,000,000)			11,000,000		$ (37,000,000)		$ (138,000,000)	$ (37,000,000)	11,000,000	$ (138,000,000)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax										(100,000,000)	(11,000,000)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax										(1,000,000)	(37,000,000)
Accumulated Translation Adjustment [Member] | YFVE [Member]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax											3,000,000
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated other comprehensive income (loss)			25,000,000			(108,000,000)		25,000,000		(156,000,000)	25,000,000	(108,000,000)	(156,000,000)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax										(161,000,000)	131,000,000
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax										(20,000,000)	2,000,000
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated other comprehensive income (loss)			$ 0			$ 7,000,000		$ 0		(5,000,000)	0	$ 7,000,000	$ (5,000,000)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax										14,000,000	4,000,000
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax										$ (19,000,000)	$ (11,000,000)
Subsequent Event [Member]
Increase of Authorized Stock Repurchase Amount		$ 125,000,000
accelerated share repurchase, initial stock delivery		3,712,297
Percent of value of initial shares received to total ASB program		80.00%
Stock Repurchase Program, Remaining Authorized Repurchase Amount														$ 500,000,000
Accelerated Share Repurchase, Aggregate Purchase Price		$ 500,000,000